Loss Before Tax - Schedule of Loss Before Tax (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Tax [Abstract]
Amortization of intangible assets (other than development costs)						$ 187,198
Amortization of development costs (included in technology costs)				3,021,933	6,202,250	3,401,957
Depreciation of property and equipment (included in general, administrative and other operating expenses)				309,033	218,471	328,438
Depreciation of right-of-use assets (included in general, administrative and other operating expenses)		$ 363,611	$ 358,474	712,003	743,956	871,157
Employee benefit expense:
Salaries, allowances and other benefits				20,310,898	18,392,916	26,805,750
Equity-settled share-based payment expense				3,179,214	6,629,044	14,430,835
Other long-term employee benefits expense/(credit)					109,702	(4,951,482)
Pension scheme contributions (defined contribution scheme)				1,322,973	1,179,399	1,419,470
Retirement benefits expense				79,131	56,672	75,376
Less:
Amount capitalized				(677,370)	(1,357,537)	(2,756,415)
Government grant recognized	[1]			(64,232)	(78,703)	(733,655)
Total Employee benefit expense		8,054,174	12,589,924	24,150,614	24,931,493	34,289,879
Lease payments not included in measurement of lease liabilities (included in general, administrative and other operating expenses)				11,126	42,931	157,264
Provision for expected credit losses				112,122	3,757
Impairment of goodwill (included in general, administrative and other operating expenses)	[2]					4,382,926
Impairment of intangible assets (included in general, administrative and other operating expenses)				4,541,074	3,105,507	1,450,781
Changes in fair value of other derivative financial instruments (included in other income/expenses)					9,536,904	1,139,938
Changes in fair value of warrant liabilities				(446,811)	47,796,528	(38,454)
Other equity-settled transactions (included in general, administrative and other operating expenses)					500,000	882,115
Gain on disposal of items of property and equipment, net (included in other income/expenses)				(7,068)	(3,690)	(4,539)
Gain on derecognition of convertible loans and bridge loan (included in other income/expenses)						(135,031)
Gain on disposal of assets in Malaysian operations (included in other income/expenses)				(600,000)
Reversal of provision for expected credit losses					(1,558)	(14,242)
Foreign exchange differences, net		$ (3,922,990)	$ 5,958,614	$ 4,783,117	$ (656,605)	$ 4,051,710

[1]	Various government grants have been received for employment support schemes in related to covid-19 and other job support schemes.
[2]	During the year ended December 31, 2022, the Group recognized impairment losses of US$4,382,926 related to goodwill and US$1,450,781 related to intangible assets of the Seedly CGU, which arose mainly due to negative operating factors affecting the Seedly CGU. During the year ended December 31, 2022, the goodwill has been fully impaired.